7. OTHER FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total current		$ 8,275,354	$ 10,265,207
Total non-current		25,741,638	25,591,638
Financial investments at fair value with effects on results
Disclosure of financial assets [line items]
Total current		2,532,634	2,425,216
Total non-current		2,425,216	0
Hedging derivative instruments
Disclosure of financial assets [line items]
Total current	[1]	5,572,952	7,832,335
Total non-current	[1]	7,832,335	25,591,638
Non-hedging derivative instruments
Disclosure of financial assets [line items]
Total current	[2]	169,768	7,656
Total non-current	[2]	$ 7,656	$ 0

[1]	See Note 18.2 letter a.
[2]	See Note 18.2 letter b.